CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accumulated depreciation	$ 91,524	$ 39,385	$ 0
Accumulated amortization	$ 4,458	$ 2,679	0
Convertible notes payable, debt discount			$ 34,543
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding		0	0
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued		62,862,066	50,650,994
Common stock, shares outstanding	64,229,926	62,862,066	50,650,994
Series A Preferred Stock [Member]
Preferred stock, shares issued	2,000	2,000
Preferred stock, shares outstanding	2,000	2,000